EVENTS AFTER THE REPORTING PERIOD	12 Months Ended
Dec. 31, 2022
Events After Reporting Period
EVENTS AFTER THE REPORTING PERIOD

35.	EVENTS AFTER THE REPORTING PERIOD

35.1.    Earthquake in Turkey

On February 6, 2023 an earthquake of significant magnitude hit Turkey and Syria. Banvit, BRF´s subsidiary in Turkey, does not have plants closer to the affected location, therefore, no impact on its operations was observed.

35.2.    Decision on subjects 881 and 885 by the Federal Supreme Court

On February 8, 2023, the Brazilian Supreme Court (“STF”) has unanimously decided that a final decision favorable to companies on taxes paid on a continuous basis will lose its effect if the STF subsequently judges it otherwise. The Company assessed the issue judged in this decision, which covers Social Contribution on Net Income, and informs that it regularly collects the contribution.

The Company also assessed other taxes covered by the decision rendered and there are no cases with a final and unappealable decision in favor of BRF and that have an unfavorable decision in the STF. Therefore, no impact was observed on this Financial Statement.

35.3.    Prospection for the sale of the pet food operation

The Company announced on February 28, 2023 that has engaged Santander bank as financial advisor to assist on the sale of the pet food operation, which is conducted by the subsidiaries BRF Pet S.A., Mogiana Alimentos S.A., Hercosul Alimentos Ltda., Hercosul Soluções em Transportes Ltda., Hercosul Distribuição Ltda. and Hercosul International S.R.L. (“Transaction”) and reported under Other segments in note 25.

The Transaction will be conducted through a competitive process which is in its initial stage.